Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 14,721,338	$ 11,685,152
Less: accumulated depreciation	(1,987,156)	(1,131,428)
Property and equipment, net	12,734,182	10,553,724
Property and Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,878,918	1,581,295
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,370,186	1,053,467
Land [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,809,390	4,192,743
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	985,986	1,250,548
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	264,701	288,201
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	412,157	379,610
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 2,939,288